Restricted Stock and Warrants (Details) - Schedule of warrant activity - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Warrant [Member]
Restricted Stock and Warrants (Details) - Schedule of warrant activity [Line Items]
Number of Warrants, Outstanding - beginning of period	217,085,783	15,922,044	122,044
Weighted average exercise price, Outstanding - beginning of period	$ 0.0868	$ 500.03	$ 500
Number of Warrants, Granted	40,414,216	218,085,783	15,800,000
Weighted average exercise price, Granted		$ 0.0868	$ 0.03
Number of Warrants, Exercised		(1,000,000)
Weighted average exercise price, Exercised		$ (0.05)
Number of Warrants Expired	(162,526,010)	(15,922,044)
Weighted average exercise price Expired		$ (500.03)
Number of Warrants, Outstanding - end of period	94,973,989	217,085,783	15,922,044
Weighted average exercise price, Outstanding - end of period		$ 0.0868	$ 500.03
Weighted average exercise price
Restricted Stock and Warrants (Details) - Schedule of warrant activity [Line Items]
Weighted average exercise price, Outstanding - beginning of period	$ 0.0868
Weighted average exercise price, Granted	0.1234
Weighted average exercise price, Exercised
Weighted average exercise price Expired	0.0723
Weighted average exercise price, Outstanding - end of period	$ 0.1201	$ 0.0868